Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 93,260,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	(2,625,000)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.037
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	90,635,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	7,423,624
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0.026
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	(12,582,875)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.041
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	85,476,124
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	2.26
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	83,595,473
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	2.69
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	0
Non-Employee Stock Option [Member]
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	903,500
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.376
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	7,359,399
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.017
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	8,262,899
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.057
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	8,262,899
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0.057
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	1.99
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	8,262,899
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	0.057
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	1.99
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 19,413